Allowance for Loan Losses - Summary of Performing and Nonperforming Loans by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 320,132	$ 310,853
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	52,311	47,418
Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	101,198	92,517
Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,692	22,362
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,629	3,888
Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	83,419	89,367
Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,420	46,360
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,982	8,460
Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,481	481
Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	319,349	308,607
Performing [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	52,277	47,418
Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	101,198	91,723
Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	17,497	22,020
Performing [Member] | Real Estate 1-4 Family Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,629	3,888
Performing [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	82,878	88,270
Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	49,407	46,347
Performing [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,982	8,460
Performing [Member] | Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,481	481
Non-Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	783	2,246
Non-Performing [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	34
Non-Performing [Member] | Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		794
Non-Performing [Member] | Other Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	195	342
Non-Performing [Member] | Real Estate - Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	541	1,097
Non-Performing [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 13	$ 13